Fees Summary	Dec. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,249,000
Previously Paid Amount	0.00
Total Fee Amount	344.32
Total Offset Amount	0.00
Net Fee	344.32
Narrative - Max Aggregate Offering Price	$ 2,249,000
Final Prospectus	true